Document and Entity Information	12 Months Ended
Dec. 31, 2025 $ / shares shares
Registrant CIK	0001445467
Fiscal Year End	--12-31
Document Period Start Date	Jan. 01, 2021
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-54728
Entity Registrant Name	Avrupa Minerals Ltd.
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	Suite 410 – 325 Howe Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 1Z7
Entity Address, Address Description	Address of principal executive offices
Title of 12(g) Security	Common Shares
Entity Listing, Par Value Per Share | $ / shares	$ 0
Entity Common Stock, Shares Outstanding | shares	76,074,754
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction	false
Entity Accounting Standard	International Financial Reporting Standards
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
No Trading Symbol Flag	true
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Auditor Name	De Visser Gray LLP (1054)
Auditor Firm ID	1054
Auditor Location	Vancouver, Canada
Business Contact
Entity Address, Address Line One	410-325 Howe Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 1Z7
Entity Address, Address Description	Canada
Contact Personnel Name	Winnie Wong
Extension	236
Contact Personnel Email Address	wwong@pacificopportunity.com
Phone Fax Number Description	Name, Telephone, E-mail and/or Facsimile number and Address of Company Contact Person